Shareholder's Equity	12 Months Ended
Dec. 31, 2022
Shareholder's Equity
Shareholder's Equity

15.Shareholder’s Equity

(a)	Share Consolidation

On April 13, 2022, the Company completed a share consolidation on the basis of one new post-consolidation common share for every 18 pre-consolidation common shares issued and outstanding resulting in the number of issued and outstanding common shares being reduced from approximately 562 million to approximately 31 million, on a non-diluted basis. The exercise price and the number of common shares issuable upon exercise of outstanding stock options, warrants and other outstanding convertible securities, including comparative figures, were adjusted to reflect the share consolidation under the terms of such securities for the holders of such instruments.

(b)	Authorized Share Capital

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2022, the Company had 35,185,977 (December 31, 2021: 30,974,853) common shares outstanding.

(c)	Issued Share Capital

During the year ended December 31, 2022, the Company issued common shares as follows:

●	On November 15, 2022, the Company completed a best-efforts, overnight-marketed offering by issuing 2,345,000 Units at a Unit price of $US$2.35 per Unit for gross proceeds of $7,343 (US$5,511). Each Unit consisted of one common share in the share capital of the Company and one full common share purchase warrant (each full warrant a “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share at a price of US$3.10 for a period of three years. The transaction costs associated with the issuance were $433 (US$325) in cash and an additional 138,150 Broker Warrants to purchase 138,150 Broker Warrant Units (consisting of one common share and one Warrant) at any time over the next three years after closing date of the Offering.
●	356,156 common shares from the exercise of warrants, options, deferred share units, restricted share units and performance share units. The total proceeds from the warrant exercises were $970 at an exercise price of $3.78, option exercises were $140 at an exercise price at $2.52.
●	720,865 common shares at an average price of $5.13 per share for gross proceeds of approximately $3,701 under its ATM Program. The transaction costs associated with these issuances were $92, which reflect commissions paid to CIBC Capital Markets and SEC fee.
●	US$3,500 of 2026 Notes were converted by Noteholders which resulted in the Company issuing a total of 789,103 common shares. The Company also made interest make-whole payments to the Noteholders upon conversion totalling US$485. There were no significant transaction costs incurred in relation to the conversions.

During the year ended December 31, 2021, the Company issued common shares as follows:

●	On January 22, 2021, the Company completed a bought deal by issuing 1,751,833 Units at a Unit price of $5.58 for gross proceeds of $9,538. Each Unit consisted of one common share in the share capital of the Company and one-half of one common share purchase warrant (each full warrant a “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share at a price of $9.00 for a period of two years. The transaction costs associated with the issuance were $929, and an additional 105,110 Warrants valued at $250 were issued to the broker at a price of $5.58 for a period of two years.
●	1,569,210 common shares for gross proceeds of approximately $6,217 for exercised warrants.
●	94,884 common shares resulting from the exercise of options, deferred share units and restricted share units. The total proceeds from the option exercises were $148.
●	On April 7, 2021, the Company issued 1,324,985 common shares to repay the existing Glencore loan. The shares were issued at a deemed price of $5.22 per share, representing a 15% discount to the closing trading price of the Company’s shares on the TSXV on the day before the agreement was publicly announced.
●	On June 22, 2021, the Company issued 12,500 shares for the acquisition of exploration & evaluation assets in Idaho, USA and on October 25, 2021, the Company issued 11,111 common shares pursuant to an earn-in on a different exploration property in Idaho, USA.
●	On September 2, 2021, the Company issued 2,119,444 common shares at a price of $4.50 per common shares for total gross proceeds of $9,538 via a public equity offering under the Company’s base shelf prospectus. The transaction costs associated with this issuance were $810.
●	112,417 common shares at an average price of $6.10 per share for gross proceeds of approximately $686 under its ATM Program. The transaction costs associated with these issuances were $21, which reflect commissions paid to Cantor Fitzgerald.
●	US$5,500 of convertible notes were converted by Noteholders which resulted in the Company issuing a total of 1,240,019 common shares. The Company also made interest make-whole payments to the Noteholders upon conversion totaling US$756. There were no significant transaction costs incurred in relation to the conversions.